CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [abstract]
CAPITAL MANAGEMENT

3. CAPITAL MANAGEMENT

Policies and objectives in managing capital

Agrium defines capital as adjusted total debt plus total equity. Our objectives for managing capital are to (a) maintain a strong balance sheet and flexible capital structure to optimize the cost of capital at an acceptable level of risk, (b) support an investment grade credit rating profile, (c) improve the overall efficiency of our assets and deliver on our growth opportunities to grow our earnings, and (d) maximize total shareholder return.

To maintain or adjust our capital structure, we may adjust the amount of dividends paid to shareholders, issue new shares, buy back shares, issue or redeem debt, sell trade receivables through our securitization program, or adjust anticipated future capital expenditures and resources available for other growth opportunities. Our authorized share capital consists of unlimited common shares without par value and unlimited preferred shares.

Information monitored to manage capital	2017 Target		December 31,
		2017	2016
Net debt to EBITDA		3.1	3.0
Debt covenant ratios (a)
Interest coverage (b)	≥ 2.5	5	6
Debt-to-capital (c)	≤ 0.65	0.45	0.44
Retail measures (%)
Average non-cash working capital to sales	16	17	17
Return on operating capital employed (d)	N/A	19	18
Return on capital employed (e)	N/A	11	10
Components of ratios
EBITDA		1,546	1,583
Calculation of components of ratios
1) Net debt
Short-term debt		867	604
Long-term debt, including current portion		4,408	4,508
Cash and cash equivalents		(466)	(412)
Net debt		4,809	4,700
2) Adjusted total debt
	Guarantees and letters of credit (specified in credit facility agreements)	286	242
Adjusted total debt		5,095	4,942

  Our revolving credit facilities and trade receivable securitization program require that we maintain these ratios as well as other non-financial covenants. We were in compliance with all covenants at December 31, 2017.
  EBITDA divided by finance costs, which includes finance costs related to long-term debt plus other finance costs
  Adjusted total debt divided by the sum of adjusted total debt and total equity
  Last 12 months’ net earnings before finance costs, income taxes and earnings from discontinued operations (EBIT) less income taxes at a tax rate of 28 percent (2016 – 28 percent) divided by rolling four quarter average operating capital employed. Operating capital employed includes non-cash working capital, property, plant and equipment, investments in associates and joint ventures, and other assets.
  Last 12 months’ EBIT less income taxes at a tax rate of 28 percent (2016 – 28 percent) divided by rolling four quarter average capital employed. Capital employed includes operating capital employed, intangibles and goodwill.